Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	CENTRAL PUERTO S.A.
Entity Central Index Key	0001717161
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	Yes
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,514,022,256
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	C1